Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Summary of financial instruments

12/31/2017	I.	II.	III.	IV.	V.	Fair Value	Level

Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2

12/31/2016	I.	II.	III.	IV.	V.	Fair Value	Level

Assets

Non-current assets
Restricted cash	--	--	--	206	--	206	Level 1
Equity securities	--	--	5	--	--	5	Level 3
Current assets
Bond funds	--	--	11,657	--	--	11,657	Level 1
Note receivable	--	--	922	--	--	922	Level 1
Cash and cash equivalents	--	--	--	7,849	--	7,849	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	4448	3770	Level 2
Finance lease obligation	--	--	--	--	369	354	Level 2
Current liabilities
Bank overdraft	--	--	--	--	224	224
Long-term debt	--	--	--	--	651	644	Level 2
Finance lease obligation	--	--	--	--	422	416	Level 2